Annual Fund Operating Expenses	Apr. 17, 2026
Milliman Healthcare Inflation Guard ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Acquired Fund Fees and Expenses	0.03%	[2]
Expenses (as a percentage of Assets)	0.58%
Fee Waiver or Reimbursement	(0.03%)	[3]
Net Expenses (as a percentage of Assets)	0.55%
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Milliman Healthcare Inflation Plus ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%	[4]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[5]
Acquired Fund Fees and Expenses	0.01%	[5]
Expenses (as a percentage of Assets)	0.56%
Fee Waiver or Reimbursement	(0.01%)	[6]
Net Expenses (as a percentage of Assets)	0.55%
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027

[1]	The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Fund’s management fee; payments under any Rule 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund.
[2]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[3]	Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 30, 2027 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board of Trustees of the Trust (the “Board”).
[4]	The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Fund’s management fee; payments under any Rule 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund.
[5]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[6]	Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 30, 2027 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board of Trustees of the Trust (the “Board”).